INVENTORY	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY

3.	INVENTORY

Inventory consists of the following (in thousands):

	December 31,
	2020	2019
Purchased parts and materials	$4,476	$4,848
Work in progress	442	515
Finished goods and consumables	7,101	11,779
	$12,019	$17,142